Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011	Feb. 16, 2012 Class A [Member]	Feb. 16, 2012 Class B [Member]
Entity Registrant Name	FEDERATED INVESTORS INC /PA/
Entity Central Index Key	0001056288
Trading Symbol	FII
Document Type	10-K
Document Period End Date	Dec. 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Amendment Flag	false
Entity Common Stock, Shares Outstanding			9,000	103,743,090
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float		$ 2,200,000,000